Supplementary cash flow information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary cash flow information
Assets acquired	€ (758,720)	€ (792,941)	€ (194,703)
Liabilities assumed	128,552	113,491	31,402
Noncontrolling interest subject to put provisions	68,069	43,628	6,870
Noncontrolling interests	14,293	14,448	886
Non-cash consideration	8,851	220,849	62,400
Cash paid	(538,955)	(400,525)	(93,145)
Less cash acquired	17,630	20,660	2,878
Net cash paid for acquisitions	(521,325)	(379,865)	(90,267)
Cash paid for investments	(17,999)	(129,764)	(165,931)
Cash paid for intangible assets	(26,370)	(12,171)	(29,345)
Total cash paid for acquisitions and investments, net of cash acquired and purchases of intangible assets	(565,694)	(521,800)	(285,543)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	157,025	1,324	38,753
Cash received from divestitures of available for sale financial assets	256,136	116,922
Cash received from repayment of loans	2,227	72,001	188,070
Proceeds from divestitures	€ 415,388	€ 190,247	€ 226,823